BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION - Reverse Recapitalization (Details)				12 Months Ended
	Oct. 01, 2024 D $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 03, 2023 period D $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2023 shares
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares outstanding	29,411,765	29,411,765		25,555,096	30,752,370	29,411,765
Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares	20,588,236
Percentage of outstanding common stock, vested and freely tradable	70.00%
Common stock shares, to be held, subject to vesting and forfeiture	8,823,529
Percentage of outstanding common stock, subject to vesting and forfeiture	30.00%
Ordinary shares price (in dollars per share) | $ / shares			$ 12.5
Number of trading days | D	20		20
Number of trading period	30		30
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrants (in dollars per share) | $ / shares			11.5
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Proceeds from PIPE investment | $				$ 2,900,000
Preferred shares
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
PIPE financing (in shares)				290,000
GFC | Series A Preferred Shares
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
PIPE financing (in shares)		290,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Proceeds from PIPE investment | $		$ 2,900,000
ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares	20,588,236
Ordinary shares price (in dollars per share) | $ / shares			$ 11.5
Number of trading period | D	30
Number of shares issued	5,750,000
Number of shares issued and not vested till fifth anniversary	1,350,000
Conversion of working capital loan ordinary shares	278,406
Conversion of public shareholders ordinary shares	288,454
Conversion of working capital loan ordinary shares (in dollars per share) | $ / shares	$ 10.2
ExcelFin Acquisition Corp. | Public warrants
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Number of warrants exercisable	11,500,000
Warrant exercisable term	30 days
Period of warrants and rights outstanding	5 years
Number of shares per warrant	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
ExcelFin Acquisition Corp. | Public stockholders
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares, par value (in dollars per share) | $ / shares	0.0001
Minimum
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares price (in dollars per share) | $ / shares	12.5
Minimum | ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares price (in dollars per share) | $ / shares	$ 12.5